Sales and Marketing Expenses and General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Material income and expense [abstract]
Sales and Marketing Expenses and General and Administrative Expenses
8.
Sales and marketing expenses and General and administrative expenses

Sales and marketing expenses and General and administrative expense are comprised of the following:

Sales and marketing expenses	2024	2023	2022
Salaries and wages (i)	18,130	13,344	10,800
Marketing expenses (ii)	3,496	3,776	2,535
Total	21,626	17,120	13,335

General and administrative expenses	2024	2023	2022
Salaries and wages (iii)	54,931	36,727	24,697
Third-party services (iv)	22,600	18,500	12,431
Other operating expenses (v)	23,694	15,341	11,215
Total	101,225	70,568	48,343

(i)
Represents salaries and wages related to FTEs the Group’s Sales and marketing department. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Represents expenses related to trade marketing events, the distribution and production of marketing and advertising campaigns mostly related to public relations expenses, third-party sales commissions, and online performance marketing.
(iii)
Represents salaries and wages related to administrative FTEs. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(iv)
Includes Advisors’ fees, Legal fees, Auditors’ fees and Human resources’ fees.
(v)
Includes office rent and related expenses, amortization of right-of-use assets, intangible assets and depreciation of property, plant and equipment, taxes, travel and other expenses.